RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

Consulting Agreement with the CEO

On January 1, 2021, the Company entered into an Executive Consulting Agreement, which superseded the previous consulting agreement, with Benjamin Kaplan to serve as the Company’s CEO for an initial term of 36 months. As of December 31, 2023, and 2022, the Company has recorded $1,009,148 and $600,748, respectively, as accrued expense in relation to the Executive Consulting Agreement. As of December 31, 2023 and 2022, the Company has accrued balance of $3,157,789 as equity payable in relation to the Executive Consulting Agreement. During the years ending December 31, 2023, and 2022, the Company has recorded $408,400 and $408,400 as general and administrative expenses in relation to the executive consulting agreement. During the year ending December 31, 2023, the Company paid $0 to the CEO in relation to the Executive Consulting Agreement.

On June 24, 2019, the Company entered into an Executive Consulting Agreement (Agreement) with Benjamin Kaplan (BK) to serve as the Company’s CEO for an initial term of 24 months. In addition to the monthly consulting fee, the Agreement provides for a one month ‘termination fee’ if the Agreement is terminated without cause.

On June 29, 2019, the Company and BK amended the Agreement as follows:

BK was granted a Warrant to purchase that number of shares of common stock of the Company equal to 5% of the issued and outstanding common shares, on a fully diluted basis. The Warrant was issued on April 16, 2020, has an exercise price of $0.01 USD per share and shall expire April 16, 2022.

During the year ended December 31, 2020, the Company issued 3,358,498 vested warrants to Ben Kaplan, the Company’s CEO, in accordance with his employment agreement valued at $720,695 (see Note 7).

Upon the closing of a Significant Transaction (defined as the closing of financing for at least $500,000 or the closing of an acquisition with a valuation (determined by the value of the consideration paid by the Company) of not less than $1,000,000 USD), BK would be granted a number of shares equal to 5% of the issued and outstanding common shares, on a fully diluted basis including such shares to be issued or that could be issued pursuant to the transaction on the closing date of such Significant Transaction. This stock grant can be earned by BK for each Significant Transaction closed during the term of the Agreement.

On January 1, 2021, the Company entered into a new consulting agreement with the CEO for a term of 36 months and will automatically renew for an additional 12 months. Compensation under the January 1, 2021 agreement is as follows:

Annual Salary Compensation

The Company shall pay the CEO a fee of $24,000 per month as annual salary compensation. During the year ended December 31, 2023, the Company recorded $288,000 as general and administrative expense for the CEO fee.

EHAVE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Bonus

The Company will pay the CEO a bonus in restricted stock or restricted stock units based on the following EBITDA milestones. For the year ending December 31, 2022, no EBITDA milestones were met and no amounts have been recorded for the bonus milestones.

Bonus (Canadian Dollars)	EBITDA Milestones (Canadian Dollars)
$ 100,000	1st $1,000,000
$ 100,000	2nd $1,000,000
$ 100,000	3rd $1,000,000
$ 100,000	4th $1,000,000
$ 100,000	5th $1,000,000

The Company will pay the CEO a bonus in restricted stock or restricted stock units based on the following Market Capitalization by maintaining the below market cap for a period of 22 consecutive trading days:

Bonus (Shares)	Market Capitalization Milestone (Canadian Dollars)
5,000,000	$20,000,000
5,000,000	$40,000,000
5,000,000	$60,000,000
5,000,000	$80,000,000
5,000,000	$100,000,000

Stock Grants – Significant Transactions

Upon the Company closing of a Significant Transaction, the CEO shall be granted shares of common stock or new series of preferred shares of the Company that is convertible into common stock equal to 10% of the value of all the consideration, including any stock, cash or debt of such completed transaction. The CEO shall earn this grant for each Significant Transaction closed by the Company. A “Significant Transaction” shall mean a licensing transaction, merger with or acquisition of an operating company in a strategic or synergistic line of business, and a financing or direct or indirect share issuance transaction involving the Company, which as a whole, provides cash flow or equivalent value in excess of $250,000. For the years ending December 31, 2023 and 2022, the Company accrued $0 and $0respectively, as equity payable in relation to the Significant Transaction milestones being met. These amounts were recorded as general and administrative expense in the Company’s consolidated statements of operations and comprehensive loss.

Equity Payable to Chief Executive Officer

As of December 31, 2023 and 2022, the Company recorded $3,157,789 and $3,157,789, respectively, as equity payable for Significant Transactions. During the years ended December 31, 2023 and 2022, the Company recorded $0 and $0, respectively, as general and administrative expense for Significant Transactions entered into during the periods.

Other Expenses

The Company will reimburse the CEO for other expenses of $3,000 per month.

Assistant

The Company will reimburse the CEO up to $700 per weeks to hire an assistant.

Rent

The Company will reimburse the CEO up to $4,000 per month to lease office space to be used for Company matters.

EHAVE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Consulting Agreement with CFO

On October 1, 2020, the Company entered into a consulting agreement with the Company’s CFO, James Cardwell for an initial term of one year, which was extended for an additional year upon its anniversary. Compensation pursuant to the agreement shall be a minimum of $1,500 per month. As of December 31, 2023 and 2022, the Company has accrued $13,600 and $13,600, respectively, as accrued expense in relations to this agreement.

Consulting Agreement with Chief Technology Officer

On January 1, 2020, the Company entered into an executive employment agreement with the Chief Technology Officer. The Company shall pay the executive $120,000 annually for services rendered. During the year ended December 31, 2022, the Company issued 6,015,793 shares of common stock with a fair value of $27,372. As of December 31, 2023 and 2022, the Company recorded $209,597 and $209,597 as accrued expenses related to this agreement.